PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations	18 years 6 months	19 years
Expected future benefit payments in 2022	$ 16.9
Reconciliation of funded status to net amount recognized
Net defined benefit liability	90.2	$ 196.1
Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(659.0)	(686.4)
Fair value of plan assets	607.7	536.3
Plan deficit and net amount recognized	(51.3)	(150.1)
Postretirement defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(38.9)	(46.0)
Plan deficit and net amount recognized	$ (38.9)	$ (46.0)
Plan assets
Plan assets
Debt securities (as a percent)	39.50%	39.80%
Other (as a percent)	9.30%	7.50%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	21.00%	21.90%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	30.20%	30.80%